FPA Global Equity ETF

FPAG

(a series of Northern Lights Fund Trust III)

Supplement dated December 23, 2022 to the
Prospectus and Summary Prospectus dated December 14, 2021

Effective immediately, the FPA Global Equity ETF’s (the “Fund”) adviser, First Pacific Advisers, LP (the “Adviser”) has agreed to extend the current annual expense limitation of 0.49% through December 31, 2023. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

Accordingly, the following replaces footnote 2 to the Fee Table in the “Fund Summary” section of the Summary Prospectus and page 1 of the Prospectus.

First Pacific Advisors, LP, (the “Adviser”) has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), to 0.49% of the Fund’s average daily net assets through December 31, 2023, and to 0.59% for the subsequent one-year period ending December 31, 2024. The Adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

The following replaces the table under the heading “Example” in “Fund Summary” section of the Summary Prospectus and page 1 of the Prospectus:

1 Year	3 Years
$50	$168

The following replaces the last paragraph under the heading “Investment Adviser” on page 8 of the Prospectus.

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), to 0.49% of the Fund’s average daily net assets through December 31, 2023, and to 0.59% for the subsequent one-year period ending December 31, 2024. The Adviser may recoup operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser. This contractual agreement can decrease the Fund’s expenses and boost its performance.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, dated December 14, 2021, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-982-4372.

Please retain this Supplement for future reference.

FPA Global Equity ETF

FPAG

(a series of Northern Lights Fund Trust III)

Supplement dated December 23, 2022
to the Statement of Additional Information (“SAI”) dated December 14, 2021

Effective immediately, the FPA Global Equity ETF’s (the “Fund”) adviser, First Pacific Advisers, LP (the “Adviser”) has agreed to extend the current annual expense limitation of 0.49% through December 31, 2023. The investment objective, principal investment strategies and principal risks of the Fund will not change.

Accordingly, the following replaces the sixth paragraph of the “Investment Adviser” section on pages 30-31 of the SAI:

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), to 0.49% of the Fund’s average daily net assets through December 31, 2023, and to 0.59% for the subsequent one-year period ending December 31, 2024. The Adviser may recoup operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, dated December 14, 2021, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-982-4372.

Please retain this Supplement for future reference.